UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07715

        Credit Suisse Global Small Cap Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          May 1, 2005 to July 31, 2005

Item 1. Schedule of Investments

Credit Suisse Global Small Cap Fund
Schedule of Investments
July 31, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (94.3%)
Australia (1.0%)
Machinery (1.0%)
Bradken, Ltd.	675,243	$1,441,982

TOTAL AUSTRALIA		1,441,982

Austria (0.8%)
Electric Utilities (0.8%)
EVN AG	14,820	1,122,873

TOTAL AUSTRIA		1,122,873

Belgium (0.8%)
Healthcare Equipment & Supplies (0.8%)
Omega Pharma SA	19,950	1,128,013

TOTAL BELGIUM		1,128,013

Bermuda (1.2%)
Diversified Financials (1.2%)
Assured Guaranty, Ltd.	72,900	1,738,665

TOTAL BERMUDA		1,738,665

Canada (5.0%)
Leisure Equipment & Products (1.8%)
Mega Bloks*	97,950	2,039,776
Mega Bloks, Rule 144A*‡	30,300	630,987

		2,670,763

Specialty Retail (3.2%)
Gildan Activewear, Inc. Class A§	158,000	4,635,720

TOTAL CANADA		7,306,483

China (4.4%)
Airlines (1.6%)
Air China, Ltd. Series H*	7,186,000	2,377,074

Communications Equipment (1.0%)
ZTE Corp. Series H	507,800	1,452,692

Internet Software & Services (1.8%)
Netease.com, Inc. ADR*§	20,660	1,215,427
Shanda Interactive Entertainment, Ltd. ADR*§	42,110	1,377,414

		2,592,841

TOTAL CHINA		6,422,607

Denmark (0.7%)
Household Durables (0.7%)
Bang & Olufsen AS B Shares§	15,375	1,088,299

TOTAL DENMARK		1,088,299

	Number of
	Shares	Value

COMMON STOCKS
Finland (0.7%)
Communications Equipment (0.7%)
Elcoteq Network Class A§	54,150	$1,083,467

TOTAL FINLAND		1,083,467

France (3.2%)
Aerospace & Defense (0.8%)
Zodiac SA§	21,660	1,234,516

Computers & Peripherals (0.7%)
Gemplus International SA*§	427,500	1,044,186

Hotels, Restaurants & Leisure (0.8%)
Elior§	85,500	1,146,438

Real Estate (0.9%)
Nexity	31,350	1,327,611

TOTAL FRANCE		4,752,751

Germany (2.8%)
Building Products (0.9%)
Pfleiderer AG	62,700	1,338,289

Commercial Services & Supplies (1.1%)
CeWe Color Holding AG	28,500	1,619,260

Specialty Retail (0.8%)
Fielmann AG*§	15,300	1,134,064

TOTAL GERMANY		4,091,613

Israel (1.3%)
Internet Software & Services (1.3%)
Check Point Software Technologies, Ltd.	85,700	1,930,821

TOTAL ISRAEL		1,930,821

Japan (9.7%)
Chemicals (1.8%)
Kuraray Company, Ltd.	292,500	2,625,850

Diversified Financials (0.7%)
RHJ International*	40,091	973,931

Electronic Equipment & Instruments (1.8%)
NIDEC Corp.§	23,900	2,590,973

Hotels, Restaurants & Leisure (1.9%)
Round One Corp.§	1,080	2,755,955

Media (2.1%)
USEN Corp.§	109,200	3,117,475

Specialty Retail (1.4%)
USS Company, Ltd.	31,700	2,126,674

TOTAL JAPAN		14,190,858

	Number of
	Shares	Value

COMMON STOCKS
Norway (1.9%)
Electronic Equipment & Instruments (1.1%)
Tandberg ASA§	141,500	$1,603,596

Machinery (0.8%)
Tomra Systems ASA§	228,000	1,233,928

TOTAL NORWAY		2,837,524

South Korea (2.8%)
Machinery (2.5%)
Samsung Heavy Industries Company, Ltd.	322,100	3,664,802

Software (0.3%)
Gravity Company, Ltd. ADR*§	53,700	423,693

TOTAL SOUTH KOREA		4,088,495

Spain (2.4%)
Banks (0.8%)
Banco Pastor SA§	28,500	1,208,943

Construction & Engineering (0.9%)
Abengoa SA	96,900	1,256,058

Food Products (0.7%)
Ebro Puleva SA§	62,700	1,095,268

TOTAL SPAIN		3,560,269

Sweden (3.4%)
Commercial Services & Supplies (0.7%)
Observer AB§	216,000	1,003,186

Food & Drug Retailing (0.7%)
Axfood AB§	42,750	1,024,412

Healthcare Equipment & Supplies (0.9%)
Getinge AB Class B§	101,000	1,345,946

Machinery (1.1%)
Alfa Laval AB§	100,000	1,650,138

TOTAL SWEDEN		5,023,682

Switzerland (1.5%)
Biotechnology (0.7%)
Actelion, Ltd.	10,260	1,103,320

Machinery (0.8%)
Georg Fischer AG	3,420	1,132,661

TOTAL SWITZERLAND		2,235,981

	Number of
	Shares	Value

COMMON STOCKS
Taiwan (1.1%)
Electronic Equipment & Instruments (1.1%)
AU Optronics Corp. ADR§	103,877	$1,647,489

TOTAL TAIWAN		1,647,489

United Kingdom (5.4%)
Commercial Services & Supplies (1.6%)
Michael Page International PLC	321,572	1,333,120
Serco Group PLC	240,000	1,027,671

		2,360,791

Diversified Telecommunication Services (0.4%)
COLT Telecom Group PLC*§	569,840	613,372

Electronic Equipment & Instruments (0.6%)
Laird Group PLC	150,561	872,430

Industrial Conglomerates (0.3%)
Synergy Healthcare PLC	53,385	431,258

Insurance (0.7%)
Admiral Group PLC	150,000	977,319

Software (1.1%)
isoft Group PLC	89,600	671,395
Sage Group PLC	225,000	916,687

		1,588,082

Specialty Retail (0.7%)
Halfords Group PLC	185,000	1,006,255

TOTAL UNITED KINGDOM		7,849,507

United States (44.2%)
Banks (2.3%)
NewAlliance Bancshares, Inc.*§	112,600	1,627,070
Susquehanna Bancshares, Inc.§	67,600	1,813,032

		3,440,102

Biotechnology (1.3%)
Nabi Biopharmaceuticals*§	127,100	1,905,229

Commercial Services & Supplies (2.5%)
Greenfield Online, Inc.*	156,800	2,132,480
Resources Connection, Inc.§	50,600	1,518,000

		3,650,480

Communications Equipment (2.0%)
Kanbay International, Inc.*§	130,000	2,880,800

Computers & Peripherals (1.3%)
Avid Technology, Inc.*§	45,700	1,880,555

Distribution & Wholesale (1.2%)
Beacon Roofing Supply, Inc.*§	65,600	1,703,632

Diversified Financials (2.1%)
Affiliated Managers Group, Inc.*§	44,100	3,144,330

	Number of
	Shares	Value

COMMON STOCKS
United States
Electronic Equipment & Instruments (1.5%)
Broadcom Corp. Class A*	51,800	$2,215,486

Energy Equipment & Services (1.2%)
Unit Corp.*	38,200	1,814,500

Healthcare Equipment & Supplies (0.3%)
Dexcom, Inc.*§	20,400	224,808
Foxhollow Technologies, Inc.*	4,875	250,039

		474,847

Healthcare Providers & Services (9.8%)
AMERIGROUP Corp.*	70,200	2,432,430
Centene Corp.*§	107,100	3,138,030
Pediatrix Medical Group, Inc.*§	24,200	1,897,764
Psychiatric Solutions, Inc.§	60,076	2,894,462
United Surgical Partners International, Inc.§	113,550	4,088,935

		14,451,621

Household Durables (1.1%)
Knoll, Inc.§	88,300	1,618,539

Internet Software & Services (4.3%)
Corillian Corp.*§	190,000	625,100
Digitas, Inc.*§	231,500	2,611,320
Openwave Systems, Inc.	166,200	3,083,010

		6,319,430

Leisure Equipment & Products (1.2%)
RC2 Corp.*	41,600	1,697,696

Machinery (1.2%)
NACCO Industries, Inc. Class A	15,100	1,745,560

Oil & Gas (1.4%)
W&T Offshore, Inc.§	74,600	2,080,594

Pharmaceuticals (0.2%)
Renovis, Inc.	24,300	371,304

Real Estate (1.1%)
HouseValues, Inc.*	93,000	1,647,030

Semiconductor Equipment & Products (3.5%)
FormFactor, Inc.*§	102,600	2,681,964
Tessera Technologies, Inc.*§	68,200	2,395,184

		5,077,148

Software (3.6%)
Macromedia, Inc.*	67,100	2,694,065
THQ, Inc.§	73,500	2,571,030

		5,265,095

Specialty Retail (1.1%)
Hot Topic, Inc.*§	91,950	1,566,828

TOTAL UNITED STATES		64,950,806

TOTAL COMMON STOCKS (Cost $110,061,548)		138,492,184

	Number of
	Shares	Value

PREFERRED STOCK (1.2%)
United States (1.2%)
Consumer Services (1.2%)
PRN Corp.*†† (Cost $792,000)	88,000	$1,812,800

WARRANT (0.2%)
United States (0.2%)
Consumer Services (0.2%)
PRN Corp. strike price $0.01, expires August 2011*†† (Cost $0)	20,366	264,758

LIMITED PARTNERSHIPS (1.9%)
United States (1.9%)
Venture Capital (1.9%)
Austin Ventures VIII L.P.*††	356,668	291,236
Boston Ventures V L.P.*††	960,014	342,060
CVC European Equity III L.P.*††	824,851	677,280
Madison Dearborn Capital Partners IV L.P.*††	624,466	425,808
New Enterprise Associates VII L.P.*††	1,000,000	187,830
Oak Investment Partners X L.P.*††	1,179,470	900,425

TOTAL LIMITED PARTNERSHIPS (Cost $3,148,913)		2,824,639

SHORT-TERM INVESTMENTS (30.2%)
State Street Navigator Prime Fund §§	40,243,257	40,243,257

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 2.350%, 8/01/05	$4,018	4,018,000

TOTAL SHORT-TERM INVESTMENTS (Cost $44,261,257)		44,261,257

TOTAL INVESTMENTS AT VALUE (127.8%) (Cost $158,263,718)		187,655,638

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.8%)		(40,831,202)

NET ASSETS (100.0%)		$146,824,436

INVESTMENT ABBREVIATION ADR = American Depositary Receipt

*	Non-income producing security.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to a value of $630,987 or 0.43% of net assets.
††	Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

The Fund initially values its investments in private-equity portfolios (“Private Funds”) at the amount invested in the Private Funds, less related expenses, where identifiable, unless and until Credit Suisse Asset Management, LLC (“CSAM”) determines that such value does not represent fair value, Thereafter, investments in Private Funds held by the Fund are valued at their “fair values” using procedures approved by the Board of Directors. CSAM shall review daily the Portfolio’s fair valued securities.

Restricted Securities – Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund does not have the right to demand that such securities be registered.

							Percentage
	Security	Number of	Acquisition		Fair	Value per	of Net	Distributions	Open
Security	Type	Shares	Date	Cost	Value	Share	Assets	Received	Commitments

Austin Ventures
VIII L.P.	Ltd. Partnership	356,668	7/13/01	$313,850	$291,236	$0.82	0.20%	$39,584	$196,665
Boston Ventures
V L.P	Ltd. Partnership	960,014	9/01/96	463,347	342,060	0.36	0.23%	533,953	39,986
CVC European
Equity III L.P.	Ltd. Partnership	824,851	9/04/01	535,337	677,280	0.82	0.46%	496,356	175,150
Madison Dearborn
Capital Partners
IV L.P.	Ltd. Partnership	624,466	4/02/01	471,852	425,808	0.68	0.29%	181,170	375,534
New Enterprise
Associates
VII L.P.	Ltd. Partnership	1,000,000	12/01/96	399,984	187,830	0.19	0.13%	3,211,620	—
Oak Investment
Partners
X L.P.	Ltd. Partnership	1,179,470	1/18/01	964,541	900,425	0.76	0.62%	192,858	320,530
PRN Corp.	Preferred Stock	88,000	8/13/01	792,000	1,812,800	20.60	1.23%	—	—
PRN Corp.	Warrant	20,366	8/14/01	—	264,758	13.00	0.18%	—	—

				$3,940,911	$4,902,197		3.34%	$4,655,541	$1,107,865

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $158,263,718, $32,961,001, $(3,569,081) and $29,391,920, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Credit Suisse Global Small Cap Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  September 29, 2005